Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per Share
Schedule of Earnings per Share

€ millions, unless otherwise stated	2018	2017	2016
Profit attributable to equity holders of SAP SE	4,083	4,008	3,642
Issued ordinary shares1)	1,229	1,229	1,229
Effect of treasury shares1)	-35	-31	-30
Weighted average shares outstanding, basic1)	1,194	1,197	1,198
Dilutive effect of share-based payments1)	0	1	1
Weighted average shares outstanding, diluted1)	1,194	1,198	1,199
Earnings per share, basic, attributable to equity holders of SAP SE (in €)	3.42	3.35	3.04
Earnings per share, diluted, attributable to equity holders of SAP SE (in €)	3.42	3.35	3.04

1) Number of shares in millions